Shareholders' Equity	12 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Universe INC was incorporated under the laws of the Cayman Islands on December 11, 2019. The original authorized number of ordinary shares was 50,000 shares with par value of US$1.00 per share and 50,000 shares were issued. On August 7, 2020, the Company amended its Memorandum of Association to increase the authorized number of shares to 100,000,000 shares with par value of $0.003125 per share, and subdivide the original issued shares from 50,000 shares at par value of $1.00 per share to 16,000,000 ordinary shares with par value of $0.003125 per share. As a result of this forward split of the outstanding ordinary shares at a ratio of 320-for-1 share, there is a total of 16,000,000 shares issued and outstanding. The issuance of these 16,000,000 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

Initial Public Offering

On March 25, 2021, the Company closed its IPO of 5,000,000 ordinary shares, par value $0.003125 per share (the “ordinary shares”) at a public offering price of $5.00 per share. On March 29, 2021, the underwriter exercised in full its over-allotment option to purchase an additional 750,000 ordinary shares. The closing for the sale of the over-allotment shares took place on March 31, 2021. Gross proceeds of the IPO, including the proceeds from the sale of the over-allotment shares, totaled $28.75 million, before deducting underwriting discounts and other related expenses. Net proceeds of our IPO, including over-allotment shares, were approximately $25.6 million. In connection with the IPO, the Company’s ordinary shares began trading on the Nasdaq Global Market under the symbol “UPC” on March 23, 2021.

As of September 30, 2021 and 2020, the Company had total of 21,750,000 and 16,000,000 shares ordinary shares issued and outstanding, respectively.

Underwriter warrants

In connection with the Company’s IPO, the Company also agreed to issue warrants to the underwriter, for a nominal consideration of $0.001 per warrant, to purchase 300,000 ordinary shares of the Company (equal to 6% of the total number of Ordinary Shares sold in the IPO, but not including any over-allotment Ordinary Shares sold in the over-allotment option) (the “Underwriter Warrants”). These warrants have warrant term of five years, with an exercise price of $5.50 per share (equal to 110% of the Company’s IPO offering price of $5.00 per share). The Underwriter Warrants may be purchased in cash or via cashless exercise, will be exercisable for five (5) years, and will terminate on the fifth anniversary of the date thereafter. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30, 2021, these underwriter warrants were issued and outstanding but none of the warrants has been exercised. For the year ended September 30, 2021, these underwriter warrants were antidilutive and accordingly were not included in the diluted EPS calculation based on treasury stock method.

Cash dividends

On September 21, 2016, September 13, 2017, February 2, 2018, September 20, 2018 and February 21, 2019, the board of directors of Jiangxi Universe approved resolutions to pay cash dividend of RMB40 million, RMB30 million, RMB20 million, RMB10 million and RMB30 million, respectively, to its shareholders at the time of record out of the retained earnings balance of Jiangxi Universe, to be paid to these shareholders when there are sufficient available earnings and the Company has sufficient funds. A total of RMB130 million (approximately $19.1 million) cash dividend was declared from September 2016 to February 2019, among which approximately RMB20 million ($3.1 million) was paid in cash to its shareholders in 2018 and the remaining RMB 110 million ($16 million) was paid to its shareholders in 2019. There was no additional cash dividends paid during the years ended September 30, 2021 and 2020.

Except for the dividends declared mentioned above, the Company has not declared or paid dividends to its shareholders in the past, and may not choose to make additional distributions in the future. Any decision as to the payment of dividends will depend on the available earnings, the capital requirements of the Company, the Company’s general financial condition and other factors deemed pertinent by the board of directors.

Statutory reserve and restricted net assets

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries from transferring a portion of their net assets, equivalent to its statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. As of September 30, 2021 and 2020, the restricted amounts as determined pursuant to PRC statutory laws totaled $2,439,535 and $2,439,535, respectively, and total restricted net assets amounted to $31,786,663 and $6,168,535, respectively.

Cash transfer between the Company and its subsidiaries

For the year ended September 30, 2021, the Company transferred cash in the amount of $11,358,764 to its subsidiary in Hong Kong, and the Company’s Hong Kong subsidiary, via the WFOE, further transferred cash in the amount of $6,807,507 to the PRC subsidiaries. For the year ended September 30, 2020 and 2019, there was no cash transferred from the Company to its PRC subsidiaries. The assets transfer was for business operation purpose. There was no distribution of earnings by the PRC operating subsidiaries to the Company during the years ended September 30, 2021, 2020 and 2019, respectively.